Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions		$ 3.4	$ 0.0
Expense from equity-settled share-based payment transactions		8.3	8.2
Share-based compensation		11.7	8.2
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions		1.0	(0.6)
PSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions		1.8	(0.5)
Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	[1]	0.0	1.1
Equity Forward Contract [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from Liability share-based payment transactions	[2]	0.6	0.0
RSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions		6.2	6.1
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions		$ 2.1	$ 2.1

[1]	Restricted awards outstanding under the Non-Treasury Incentive Award Plan ("NTIP") were classified as a liability and were settled in cash. There were no outstanding restricted awards under the NTIP at December 31, 2025.
[2]	Relates to the equity forward contracts entered into to mitigate the Company's exposure to our share-based compensation plans.